Income Tax Benefit or Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (7,300)	(45,481)	(32,169)	(10,581)
Deferred	1,496	9,322	18,492	8,993
Income tax benefit	$ (5,804)	(36,159)	(13,677)	(1,588)